Loans Receivable and Allowance for Loan Losses (Schedule of Impaired Loan Receivables) (Details) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2014	Dec. 31, 2013
Loans With No Related Allowance:
Recorded Investment	$ 36,797	$ 41,307
Unpaid Principal Balance	39,677	47,327
Loans With An Allowance Recorded:
Recorded Investment	9,525	11,292
Unpaid Principal Balance	9,525	11,292
Total Impaired Loans:
Recorded Investment	46,322	52,599
Unpaid Principal Balance	49,202	58,619
Related Allowance	5,643	5,585
Commercial and industrial [Member]
Loans With No Related Allowance:
Recorded Investment	8,766	9,838
Unpaid Principal Balance	9,437	12,587
Loans With An Allowance Recorded:
Recorded Investment	8,216	3,217
Unpaid Principal Balance	8,216	3,217
Total Impaired Loans:
Recorded Investment	16,982	13,055
Unpaid Principal Balance	17,653	15,804
Related Allowance	4,401	1,559
Commercial tax-exempt [Member]
Loans With No Related Allowance:
Recorded Investment	0	0
Unpaid Principal Balance	0	0
Total Impaired Loans:
Recorded Investment	0	0
Unpaid Principal Balance	0	0
Related Allowance	0	0
Owner occupied real estate [Member]
Loans With No Related Allowance:
Recorded Investment	6,155	4,456
Unpaid Principal Balance	6,636	4,664
Loans With An Allowance Recorded:
Recorded Investment	1,309	1,366
Unpaid Principal Balance	1,309	1,366
Total Impaired Loans:
Recorded Investment	7,464	5,822
Unpaid Principal Balance	7,945	6,030
Related Allowance	1,242	1,366
Commercial construction and land development [Member]
Loans With No Related Allowance:
Recorded Investment	3,810	8,514
Unpaid Principal Balance	3,810	9,047
Loans With An Allowance Recorded:
Recorded Investment	0	3,155
Unpaid Principal Balance	0	3,155
Total Impaired Loans:
Recorded Investment	3,810	11,669
Unpaid Principal Balance	3,810	12,202
Related Allowance	0	1,660
Commercial real estate [Member]
Loans With No Related Allowance:
Recorded Investment	9,976	10,953
Unpaid Principal Balance	10,097	12,795
Loans With An Allowance Recorded:
Recorded Investment	0	0
Unpaid Principal Balance	0	0
Total Impaired Loans:
Recorded Investment	9,976	10,953
Unpaid Principal Balance	10,097	12,795
Related Allowance	0	0
Residential [Member]
Loans With No Related Allowance:
Recorded Investment	5,657	4,901
Unpaid Principal Balance	7,011	5,366
Loans With An Allowance Recorded:
Recorded Investment	0	3,078
Unpaid Principal Balance	0	3,078
Total Impaired Loans:
Recorded Investment	5,657	7,979
Unpaid Principal Balance	7,011	8,444
Related Allowance	0	524
Consumer [Member]
Loans With No Related Allowance:
Recorded Investment	2,433	2,645
Unpaid Principal Balance	2,686	2,868
Loans With An Allowance Recorded:
Recorded Investment	0	476
Unpaid Principal Balance	0	476
Total Impaired Loans:
Recorded Investment	2,433	3,121
Unpaid Principal Balance	2,686	3,344
Related Allowance	$ 0	$ 476